                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                    ________________________________________

                                   FORM N-PX

                    ________________________________________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2361

                    ________________________________________

                       ING VP INTERMEDIATE BOND PORTFOLIO
               (Exact name of registrant as specified in charter)

                    ________________________________________

                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)


                    (Name and address of agent for service)

                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                             Scottsdale, AZ 85258

                                With copies to:

                             Philip H. Newman, Esq.
                              Goodwin Procter, LLP
                                 Exchange Place
                                53 State Street
                                Boston, MA 02109


       Registrant's telephone number, including area code: (800) 992-0180

                    ________________________________________


Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 - June 30, 2008

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2007 - 06/30/2008
ING VP Intermediate Bond Portfolio


====================== ING VP INTERMEDIATE BOND PORTFOLIO ======================


ING FUNDS TRUST

Ticker:                      Security ID:  45683V647
Meeting Date: NOV 21, 2007   Meeting Type: Special
Record Date:  JUL 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Colleen D. Baldwin          For       For        Management
1.2   Elect Trustee John V. Boyer               For       For        Management
1.3   Elect Trustee Patricia W. Chadwick        For       For        Management
1.4   Elect Trustee Robert W. Crispin           For       For        Management
1.5   Elect Trustee Peter S. Drotch             For       For        Management
1.6   Elect Trustee J. Michael Earley           For       For        Management
1.7   Elect Trustee Patrick W. Kenny            For       For        Management
1.8   Elect Trustee Shaun P. Mathews            For       For        Management
1.9   Elect Trustee Sheryl K. Pressler          For       For        Management
1.10  Elect Trustee David W. C. Putnam          For       For        Management
1.11  Elect Trustee Roger B. Vincent            For       For        Management



========== END N-PX REPORT

                    ________________________________________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING VP INTERMEDIATE BOND PORTFOLIO

By: /s/ Shaun P. Mathews
    ________________________________________
    Shaun P. Mathews
    President and Chief Executive Officer

Date:   August 20, 2008